Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
7.	Income Taxes:

The difference between expected income tax benefits and income tax benefit recorded in the financial statements is explained below:

	December 31,
	2017	2016
Income taxes benefit computed at statutory rate	$(1,734,396)	$(2,380,073)
State income tax benefit, net	(176,082)	(241,633)
Change in effective tax rate	2,701,758	—
Other	(369,400)	74,355
Change in valuation allowance	(421,880)	2,547,351

Total	$—	$—

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
Deferred tax assets (liabilities)	2017	2016
In-process research and development	$736,325	$996,154
Net operating loss carry forward	4,759,727	2,995,024
R&D credit	211,461	142,721
Share-based compensation	9,424	2,010,742
Other	5,825	—

	5,722,762	6,144,641

Less: valuation allowance	(5,722,762)	(6,144,641)

Total	$—	$—

In accordance with GAAP, it is required that a deferred tax asset be reduced by a valuation allowance if, based on the weight of available evidence it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the deferred tax assets will not be realized. At December 31, 2017 and 2016, the Company recorded a 100% valuation allowance against its deferred tax assets as it has determined such amounts will not be currently realizable.

The Company has a federal net operating loss (“NOLs”) of approximately $18.9 million as of December 31, 2017. Under Section 382 and 383 of the Internal Revenue Code, if an ownership change occurs with respect to a “loss corporation”, as defined, there are annual limitations on the amount of the NOLs and other deductions which are available to the Company. The portion of the NOLs incurred prior to August 12, 2013 is subject to this limitation. As such, the use of these NOLs to offset taxable income is limited to approximately $35,000 per year and the Company has written off the deferred tax assets associated with the NOLs limited due to the ownership change that occurred on August 12, 2013. The Company’s State NOLS are approximately $18.9 million as of December 31, 2017. The loss carryforwards begin to expire in 2018.